Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year (a)	Summary Compensation Table Total for PEO (b)(1)(2)	Compensation Actually Paid to PEO (c)(3)	Summary Compensation Table Total for Second PEO (b)(1)(2)	Compensation Actually Paid to Second PEO(c)(3)	Average Summary Compensation Table Total for Non-PEO NEOs (d)(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs (e)(4)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) (h)(7)	Company-Selected Measure: Revenue (i)(8)
							Total Shareholder Return (f)(5)	Peer Group Total Shareholder Return (g)(6)

									(in thousands)
2022	$9,836,606	$2,854,125	N/A	N/A	$4,048,809	$1,835,658	$38	$135	$(929,413)	$719,367
2021	23,576,716	17,991,135	N/A	N/A	4,482,514	1,644,792	57	190	(51,408)	718,632
2020	N/A	N/A	25,488,862	2,386,691	7,907,678	3,883,965	81	142	158,475	716,770

Company Selected Measure Name	revenue
Named Executive Officers, Footnote [Text Block]	Sudhakar Ramakrishna served as our Principal Executive Officer (“PEO”) for the entirety of 2021 and 2022 and Kevin B. Thompson served as our PEO for the entirety of 2020. Our other NEOs (other than our PEOs) for each covered fiscal year were as follows:
•2022: J. Barton Kalsu, Jason W. Bliss, Rohini Kasturi, Andrea Webb
•2021: J. Barton Kalsu, David Gardiner, Jason W. Bliss, John Pagliuca
•2020: J. Barton Kalsu, David Gardiner, Jason W. Bliss, John Pagliuca, Woong Joseph Kim

Peer Group Issuers, Footnote [Text Block]	The TSR Peer Group reflects an assumed $100 investment in the S&P 500 Information Technology Index consistent with the time frame that SolarWinds’ TSR is measured.
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in column (c) represent the “compensation actually paid” to Sudhakar Ramakrishna and Kevin B. Thompson, as calculated in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to each of our PEOs during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to our PEOs’ total compensation for each covered fiscal year to determine the “compensation actually paid” to each such PEO for such year.

PEO			K. Thompson	S. Ramakrishna
			2020	2021	2022
	Summary Compensation Table - Total Compensation	(a)	$25,488,862	$23,576,716	$9,836,606
—	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	23,902,462	21,699,121	9,074,406
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	—	16,113,540	5,989,876
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	(94,946)	—	(3,085,167)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	3,149,427	—	—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	(2,254,190)	—	(812,783)
—	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—	—	—
=	Compensation Actually Paid		$2,386,691	$17,991,135	$2,854,125

(a)    Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)    Represents the aggregate grant date fair value of the stock awards granted to Sudhakar Ramakrishna or Kevin B. Thompson, as applicable, during the indicated fiscal year, computed in accordance with FASB ASC Topic 718. Amounts shown are the amounts reported in the Summary Compensation Table. The grant date fair value for 2021 reflects the new hire CEO compensation package of Sudhakar Ramakrishna.
(c)    Represents the aggregate fair value as of the indicated fiscal year-end of Sudhakar Ramakrishna’s or Kevin B. Thompson’s, as applicable, outstanding and unvested stock awards granted during such fiscal year, computed in accordance with FASB ASC Topic 718.
(d)    Represents the aggregate change in fair value during the indicated fiscal year (from the end of the prior fiscal year) of the outstanding and unvested stock awards held by Sudhakar Ramakrishna or Kevin B. Thompson, as applicable, as of the last day of the indicated fiscal year granted in any prior fiscal year, computed in accordance with FASB ASC Topic 718.
(e)    Represents the fair value as of the vesting of the stock awards granted to Sudhakar Ramakrishna or Kevin B. Thompson, as applicable, that were granted and vested in the same indicated fiscal year, as computed in accordance with FASB ASC Topic 718.
(f)    Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award held by Sudhakar Ramakrishna or Kevin B. Thompson, as applicable, that was granted in a prior fiscal year and which satisfied all applicable vesting conditions during the indicated fiscal year, computed in accordance with FASB ASC Topic 718.
	(g) Represents the aggregate fair value as of the last day of the prior fiscal year of each stock award held by Sudhakar Ramakrishna or Kevin B. Thompson, as applicable, that was granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC Topic 718.
Non-PEO NEO Average Total Compensation Amount	$ 4,048,809	$ 4,482,514	$ 7,907,678
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,835,658	1,644,792	3,883,965
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in column (e) represent the “compensation actually paid” to our NEOs as a group (other than our PEOs), as calculated in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to NEOs as a group (excluding our PEOs) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation of our NEOs as a group for each covered fiscal year to determine the average “compensation actually paid” to our NEOs for such year:

NEO Average
			2020	2021	2022
	Summary Compensation Table - Total Compensation	(a)	$7,907,678	$4,482,514	$4,048,809
—	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	7,151,877	3,775,015	3,603,067
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	3,895,246	2,937,742	2,378,329
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	(609,634)	(2,110,807)	(749,254)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	—	—	—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	(157,448)	110,360	(239,159)
—	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—	—	—
=	Compensation Actually Paid		$3,883,965	$1,644,792	$1,835,658

See note (1) above for the NEOs included in the average for each indicated fiscal year.

(a)    Represents the average Total Compensation as reported in the Summary Compensation Table for our NEOs as a group (other than Sudhakar Ramakrishna and Kevin B. Thompson) in the indicated fiscal year.
(b)    Represents the average aggregate grant date fair value of the stock awards and option awards granted to our NEOs as a group (other than Sudhakar Ramakrishna and Kevin B. Thompson) during the indicated fiscal year, computed in accordance with FASB ASC Topic 718. Amounts shown are the amounts reported in the Summary Compensation Table.
(c)    Represents the average aggregate fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards and option awards of our NEOs as a group (other than Sudhakar Ramakrishna and Kevin B. Thompson) granted during such fiscal year, computed in accordance with FASB ASC Topic 718.
(d)    Represents the average aggregate change in fair value during the indicated fiscal year (from the end of the prior fiscal year) of the outstanding and unvested stock awards and option awards held by our NEOs as a group (other than Sudhakar Ramakrishna and Kevin B. Thompson) as of the last day of the indicated fiscal year granted in any prior fiscal year, computed in accordance with FASB ASC Topic 718.
(e)    Represents the average aggregate fair value as of the vesting of the stock awards and option awards that were granted to our NEOs as a group (other than Sudhakar Ramakrishna and Kevin B. Thompson) that were granted and vested in the same indicated fiscal year, computed in accordance with FASB ASC Topic 718.
(f)    Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by our NEOs as a group (other than Sudhakar Ramakrishna and Kevin B. Thompson) that was granted in a prior fiscal year and which satisfied all applicable vesting conditions during the indicated fiscal year, computed in accordance with FASB ASC Topic 718.
(g)    Represents the average aggregate fair value as of the last day of the prior fiscal year of the stock awards and option awards held by our NEOs as a group (other than Sudhakar Ramakrishna and Kevin B. Thompson) that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC Topic 718.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Compensation Paid to the PEO and Average Other NEOs and the Company’s Cumulative TSR

Our PEO’s “compensation actually paid” was generally impacted by our TSR performance, given the leverage of our compensation program towards equity compensation. However, “compensation actually paid” to our PEO for 2021 was anomalously greater as a result of one-time new hire equity awards granted to Sudhakar Ramakrishna. The average “compensation actually paid” for our other NEOs was also similarly impacted by our TSR performance.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Compensation Paid to the PEO and Average Other NEOs and the Company’s Net Income (Loss)

We do not use GAAP or non-GAAP net income (loss) as a financial performance measure in our overall executive compensation program. Please refer to our 2202 Annual Report for further information on our net income over the last 3-year period.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship Between Compensation Paid to the PEO and Average Other NEOs and the Company’s Revenue

As described further above, revenue is a key driver of the Company’s performance and stockholder value creation and represented an important part of the corporate performance component of our 2022 Incentive Plan (70% of the overall plan payout).

Tabular List [Table Text Block]	Revenue•Adjusted EBITDA•Subscription ARR
Total Shareholder Return Amount	$ 38	57	81
Peer Group Total Shareholder Return Amount	135	190	142
Net Income (Loss)	$ (929,413,000)	$ (51,408,000)	$ 158,475,000
Company Selected Measure Amount	719,367,000	718,632,000	716,770,000
PEO Name	Sudhakar Ramakrishna	Sudhakar Ramakrishna	Kevin B. Thompson
Additional 402(v) Disclosure [Text Block]	The dollar amounts reported in columns (b) and (d) represent (i) the total compensation reported in the Summary Compensation Table for the applicable fiscal year in the case of Sudhakar Ramakrishna and Kevin B. Thompson and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable fiscal year for our NEOs as a group (excluding our PEOs) for the applicable fiscal year.In 2021 and 2020 modifications were made to the annual equity awards to account for uncertainty in our business from external factors, each of which are referenced in the “Executive Compensation—Compensation Discussion and Analysis” section of our proxy statement for the applicable year.
In June 2020, as a result of the impacts of the COVID-19 pandemic, the compensation committee made modifications to outstanding equity awards to remove the performance-based conditions of outstanding equity awards such that the awards would be subject solely to time-based vesting schedules. The Company recognized incremental fair value on the date of such modifications.

In July 2021, connection with the spin-off of the N-able business in all of our outstanding equity awards were equitably adjusted , to reflect the impact of the spin-off and preserve the value of the awards. Outstanding SolarWinds RSUs were adjusted by a conversion ratio of 1.5744 per 1 RSU then held. Although the spin-off adjustment was a modification for accounting purposes, it did not result in the recognition of any incremental fair value on the date of the modification. Effective as of July 30, 2021, we effected a reverse stock split of the issued and outstanding shares of our common stock, at a ratio of one share for two shares. Pursuant to the 2018 Plan, all outstanding equity awards were adjusted to give effect to such reverse split. On July 30, 2021, our Board declared a special cash dividend of $1.50 per share which was paid on August 24, 2021 to stockholders of record at the close of business on August 9, 2021. In connection with the special dividend and in accordance with the terms of the 2018 Plan, all outstanding equity awards were equitably adjusted to reflect the impact of the special dividend and preserve the value of the awards. Outstanding RSUs awards were adjusted by a conversion ratio of 1.0862 per 1 RSU then held. The Company recognized incremental fair value on the date of the special dividend adjustment.
	Pursuant to Item 402(v) of Regulation S-K, the comparison assumes $100 was invested in our common stock on December 31, 2019, using the closing stock price of the end of the day. Cumulative total stockholder return “TSR” is calculated by dividing the sum of the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and the difference between our share price at the end of the applicable measurement period and the beginning of the measurement period (December 31, 2019) by our share price at the beginning of the measurement period.The dollar amounts reported represent the amount of GAAP net income (loss) reflected in our audited financial statements for each covered fiscal year.The Company’s revenue is a key driver of the Company’s performance and stockholder value creation and represented 70% of our corporate performance component of our 2022 Incentive Plan. The other 30% of the corporate performance of our 2022 Incentive Plan was based on adjusted EBITDA.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Subscription ARR
Adjustment, Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,603,067	$ 3,775,015	$ 7,151,877
Adjustment, Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,378,329	2,937,742	3,895,246
Adjustment, Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(749,254)	(2,110,807)	(609,634)
Adjustment, Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Adjustment, Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(239,159)	110,360	(157,448)
Adjustment, Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Sudhakar Ramakrishna [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	9,836,606	23,576,716
PEO Actually Paid Compensation Amount	2,854,125	17,991,135
Sudhakar Ramakrishna [Member] | Adjustment, Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,074,406	21,699,121
Sudhakar Ramakrishna [Member] | Adjustment, Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,989,876	16,113,540
Sudhakar Ramakrishna [Member] | Adjustment, Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,085,167)	0
Sudhakar Ramakrishna [Member] | Adjustment, Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Sudhakar Ramakrishna [Member] | Adjustment, Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(812,783)	0
Sudhakar Ramakrishna [Member] | Adjustment, Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0
Kevin B. Thompson [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			25,488,862
PEO Actually Paid Compensation Amount			2,386,691
Kevin B. Thompson [Member] | Adjustment, Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			23,902,462
Kevin B. Thompson [Member] | Adjustment, Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Kevin B. Thompson [Member] | Adjustment, Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(94,946)
Kevin B. Thompson [Member] | Adjustment, Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,149,427
Kevin B. Thompson [Member] | Adjustment, Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,254,190)
Kevin B. Thompson [Member] | Adjustment, Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0